Amount owing to directors	12 Months Ended
Dec. 31, 2023
Amount Owing To Directors
Amount owing to directors

Note 9 – Amount owing to directors

	Year ended Dec 31, 2023	Year ended Dec 31, 2022
	(Audited)	(Audited)
Amount owing to directors	$1,069,384	$487,890
Total Amount to directors	$1,069,384	$487,890

The amount owing to director is unsecured, interest-free and repayable on demand.